Expense Example, No Redemption - Parametric Emerging Markets Fund	Jan. 31, 2025 USD ($)
Parametric Emerging Markets Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 664
Expense Example, No Redemption, 3 Years	1,001
Expense Example, No Redemption, 5 Years	1,360
Expense Example, No Redemption, 10 Years	2,370
Parametric Emerging Markets Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	731
Expense Example, No Redemption, 5 Years	1,266
Expense Example, No Redemption, 10 Years	2,543
Parametric Emerging Markets Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,672
Parametric Emerging Markets Fund Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	114
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	$ 1,594